(LOSS)/INCOME PER SHARE (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to RISE Education Cayman Ltd—basic and diluted	¥ 148,100	$ 21,273	¥ 142,958	¥ (47,974)
Denominator:
Weighted average number of ordinary shares outstanding-basic	114,905,223	114,905,223	113,812,182	101,890,411
Weighted average number of ordinary shares outstanding- diluted	116,181,610	116,181,610	115,881,867	101,890,411
Basic (loss)/income per share | (per share)	¥ 1.29	$ 0.19	¥ 1.26	¥ (0.47)
Diluted (loss)/income per share | (per share)	1.27	0.18	1.23	(0.47)
Basic (loss)/income per ADS | (per share)	2.58	0.37	2.51	(0.94)
Diluted (loss)/income per ADS | (per share)	¥ 2.55	$ 0.37	¥ 2.47	¥ (0.94)